CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (1,572)	$ (8,850)	$ (7,371)	$ 1,322
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1	5	6	9
Amortization of other assets	105	105	210	214
Noncash stock-based compensation, including stock options and restricted stock	119	227	429	575
Change in fair value of warrant liability	188	7,436	4,277	(5,020)
Warrant inducement			0	14
Inventory reserve	0	31	59	210
Amortization of debt discount	0	142	320	257
Gain on disposal of property and equipment			0	(3)
(Gain)/loss on foreign currency transactions	1	4	(48)	26
(Increase) decrease in operating assets:
Accounts receivable	(185)	9	12	820
Inventory	(233)	(32)	(82)	(60)
Prepaid expenses and other current assets	43	66	21	(16)
Increase (decrease) in operating liabilities:
Accounts payable	153	(46)	(190)	(23)
Accrued expenses	(36)	(134)	78	121
License and supply agreement fee payable			0	(1,318)
Deferred revenue	(35)	170	(216)	(711)
Net cash used in operating activities	(1,451)	(867)	(2,495)	(3,583)
Investing activities
Proceeds from sales of property and equipment			0	3
Net cash provided by investing activities			0	3
Financing activities:
Proceeds from issuance of common stock, net of equity issuance costs of $276 and $229, respectively	1,205	2,013	4,866	2,771
Proceeds from issuance of senior secured notes			1,572	2,800
Payment of financing costs			0	(399)
Proceeds from exercise of warrants	1	2	15	248
Payment of senior secured note	0	(1,500)	(3,250)	(1,300)
Net cash provided by financing activities	1,206	515	3,203	4,120
Effect of exchange rates on cash and cash equivalents	(2)	(2)	(3)	(8)
Net decrease in cash	(247)	(354)	705	532
Cash, beginning of period	1,284	579	579	47
Cash, end of period	1,037	225	1,284	579
Supplemental disclosure of cash flow information
Cash paid for income taxes	2	4	6	2
Cash paid for interest	$ 25	$ 54	188	54
Restricted stock issued to settle liability			$ 101	$ 77